Going Concern	6 Months Ended
Jun. 30, 2015
Going Concern [Abstract]
Going Concern
3. Going Concern

As of June 30, 2015, the Company was not in compliance with several financial and security cover ratio covenants contained in certain of its loan and credit facilities. The respective breaches were subsequently cured as the Company either extinguished the affected debt or obtained waivers and amendments for the affected covenants as of June 30, 2015, as discussed in Note 9.

Given the current drybulk charter rates, it is probable that the Company will not be in compliance with several financial and security cover ratio covenants contained in certain of its loan and credit facilities on the applicable measurement dates in 2016. As a result of the cross default provisions included in the Company's debt agreements, actual breaches existing under its debt agreements could result in defaults under all of the Company's debt and the acceleration of such debt by its lenders. Thus, as of June 30, 2015, the Company has classified its long-term debt, net of deferred financing costs, as current, along with the associated restricted cash and interest rate swap assets and liabilities. Furthermore, based on the Company's cash flow projections and following the cancellation of the debt financing relating to the Company's newbuilding vessels as discussed in Note 9, cash on hand and cash provided by operating activities will not be sufficient to cover the liquidity needs that become due in the twelve-month period ending June 30, 2016.

The Company is planning to further negotiate with its lenders to extend the existing waivers of the affected covenants. The Company is also exploring several alternatives aiming to manage its working capital requirements and other commitments if current drybulk charter rates remain at today's low levels, including additional bank debt and future equity offerings. If the Company is unable to arrange debt financing for its newbuilding vessels or extend the respective deliveries from the shipyards, it is probable that the Company may also consider selling the respective newbuilding contracts. As management believes that the negotiations with its lenders and other planned financing transactions will be successful, the accompanying interim condensed consolidated financial statements were prepared assuming that the Company will continue as a going concern. Therefore, the accompanying unaudited interim condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern.